Cover	Aug. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Entity Registrant Name	ModivCare Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34221
Entity Tax Identification Number	86-0845127
Entity Address, Address Line One	6900 E Layton Avenue, 12th Floor,
Entity Address, City or Town	Denver,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	728-7012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MODV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001220754
Amendment Flag	false